UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-05742

Exact name of registrant as specified in charter:

BlackRock Funds (SM)
       BlackRock Index Equity Portfolio
       BlackRock Money Market Portfolio
       BlackRock Municipal Money Market Portfolio
       BlackRock U.S. Treasury Money Market Portfolio
       BlackRock North Carolina Municipal Money Market Portfolio BlackRock New Jersey Municipal Money Market Portfolio BlackRock Ohio Municipal Money Market Portfolio
       BlackRock Pennsylvania Municipal Money Market Portfolio BlackRock Virginia Municipal Money Market Portfolio


Address of principal executive offices:  100 Bellevue Parkway
                                         Wilmington, DE 19809

Name and address of agent for service:   Brian Kindelan, Esq.
                                         BlackRock Advisors, LLC
                                         100 Bellevue Parkway
                                         Wilmington, DE 19809

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 9/30

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1 - PROXY VOTING RECORD -

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2007 with respect to which the registrant was entitled to vote.


- SIGNATURES -

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds (SM)

By:     /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       President and Principal Executive Officer

Date: August 24, 2007